Income taxes - Tax rates (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) entity subsidiary	Dec. 31, 2021 USD ($) entity subsidiary	Dec. 31, 2020 CNY (¥) entity	Dec. 31, 2020 USD ($) entity	Dec. 31, 2019 CNY (¥) subsidiary entity	Dec. 31, 2019 USD ($) subsidiary entity
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Income tax benefit (expense)	¥ 368,735,701	$ 57,862,678	¥ (299,878,635)		¥ (93,102,643)
Tax holiday period (in years)	2 years	2 years
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%
Income tax benefit (expense) | $		$ 0		$ 0		$ 0
Pre tax income | ¥	¥ 0		¥ 0		¥ 0
PRC.
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Percentage of reduced enterprise income tax rate	15.00%	15.00%
Statute of limitations period (in years)	3 years	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years	5 years
Underpayment of tax liability listed as special circumstance | ¥	¥ 100,000
Statute of limitations period for related party transaction (in years)	10 years	10 years
Statute of limitations period for tax evasion (in years)	0 years	0 years
PRC. | Subsidiaries in Shenzhen | Tax year 2019 to 2021
Income taxes
Income tax rate (as a percent)	12.50%	12.50%
VIE in Shenzhen
Income taxes
Number of Variable Interest Entities | entity	1	1	1	1	1	1
VIE in Shenzhen | Tax year 2019 to 2021
Income taxes
Income tax rate (as a percent)	15.00%	15.00%
Qualified software enterprise | PRC.
Income taxes
Number of subsidiary | subsidiary	1	1
Tax reduction (as a percent)	50.00%	50.00%
Tax reduction period (in years)	3 years	3 years
Qualified Enterprise
Income taxes
Number of subsidiary | subsidiary					1	1
Income tax rate (as a percent)					15.00%	15.00%
Not Qualified Enterprise
Income taxes
Income tax rate (as a percent)			15.00%	15.00%